LIQUIDITY AND GOING CONCERN - 10-K	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
LIQUIDITY AND GOING CONCERN	LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in 2009 and as a result has incurred $29,529 in accumulated deficit through September 30, 2023. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of September 30, 2023, the Company had cash of approximately $3,488.
In connection with signing the Merger Agreement, Vallon, Private GRI and the Investor entered the Equity SPA pursuant to which the Investor agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of Private GRI common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, Private GRI issued 969,602 shares of Private GRI common stock (the Initial Shares) to the Investor and 3,878,411 shares of Private GRI common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 36,263 shares of the Company’s common stock and the Additional Shares converted into an aggregate of 145,052 shares of the Company’s common stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and the Investor authorized the escrow agent to, subject to beneficial ownership limitations, disburse to the Investor all of the shares of the Company’s common stock issued in exchange for the Additional Shares.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the first quarter of 2024.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Series T Warrants issued in connection with the Merger are not presently subject to forced exercise by the Company as the equity conditions for their forced exercise, which include (among other things) a requirement that shares of the Company’s common stock have a value weighted average price of at least $64.47 per share for the periods specified in the Series T Warrants, are not met. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

Private GRI
Class of Stock [Line Items]
LIQUIDITY AND GOING CONCERN	LIQUIDITY AND GOING CONCERN
Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date the financial statements are issued. The mitigating effect of management’s plans to alleviate the substantial doubt is considered only to the extent that it is probable that (i) management’s plans will be effectively implemented and (ii) when implemented, will mitigate the relevant conditions or events that raise the substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued.
As of December 31, 2022, the Company had cash of $9, negative working capital of $1,686 and an accumulated deficit of $18,496. In 2022, the Company incurred a net loss of $3,217 and used $1,085 of cash in operations. The Company has incurred losses since inception and, to date, has financed its operations by issuing equity and debt securities. Management anticipates that the Company will continue to incur losses and generate negative operating cash flows in the foreseeable future as it continues to develop its drug candidates and that the Company will require additional funding to support its planned operating activities. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.
As discussed in Note 9, the Company closed the first tranche of the Bridge Financing and entered into the Merger Agreement and the Equity SPA in December 2022. The Company will require additional funding in order to complete the development and commercialization of its product candidates. Until such time, if ever, in which the Company can generate substantial product revenue, it expects it may continue to fund its operations and capital funding needs through equity offerings, debt financings, or other capital sources, including strategic licensing, collaboration, or other similar agreements. If the Company is unable to secure adequate additional funding, it will need to reevaluate its operating plans and may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, delay, scale back, or eliminate some or all of its development programs, or relinquish rights to its technology on less favorable terms than it would otherwise choose. These actions could materially impact its business, results of operations, and future prospects.
Failure to obtain adequate financing when needed could adversely affect the Company’s ability to operate as a going concern. The accompanying financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business.
They do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.